Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Contributed equity	$ 446,272,203	$ 367,407,757
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	436,610,249	357,745,803
Options over ordinary shares - Listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954